STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Net appreciation of the fair value of investments	$ 160,748,711
Interest and dividend income	7,216,600
Total income	167,965,311
Interest income on notes receivable from participants	380,452
Contributions:
Employer	22,236,415
Participants	29,079,168
Rollovers	3,783,598
Total contributions	55,099,181
Total additions	223,444,944
Deductions
Benefits paid to participants	107,247,542
Administrative expenses	503,790
Total deductions	107,751,332
Net increase in net assets available for benefits	115,693,612
Net assets available for benefits, beginning of year	827,000,720
Net assets available for benefits, end of year	$ 942,694,332